Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (13,518)	$ (16,800)	$ (64,351)
Available-for-sale securities:
Unrealized gains on available for sales securities	2,201	7,100	8,686
Losses (gains) reclassified into net loss	(58)	(164)	134
Net change	2,143	6,936	8,820
Cash flow hedges:
Unrealized Gains (losses) on cash flow hedges	3,581	(89)	(1,480)
Losses (gains) reclassified into net loss	(2,233)	(505)	2,874
Net change	1,348	(594)	1,394
Total other comprehensive income	3,491	6,342	10,214
Comprehensive loss	$ (10,027)	$ (10,458)	$ (54,137)